Loss per share (Tables)	12 Months Ended
Dec. 31, 2025
Loss per share
Summary of basic and diluted net loss per share

	For the years ended December 31,
(Euro thousands)	2025	2024	2023
Loss from continuing operations attributable to ordinary shares	(226,512)	(164,966)	(128,359)
Loss from discontinued operations attributable to ordinary shares	(11,982)	(289)	(954)
Net loss attributable to ordinary shares	(238,494)	(165,255)	(129,313)
Weighted-average shares outstanding-basic and diluted (thousand shares)	117,128	117,320	131,625
Net loss per share:
From continuing operations	(1.93)	(1.41)	(0.98)
From discontinued operations	(0.11)	*	*
Total basic and diluted (in Euro)	(2.04)	(1.41)	(0.98)

*Between €(0.01) and 0.

Summary of outstanding shares of potentially dilutive securities

	At December 31,
(Thousand shares)	2025	2024	2023
Warrants	31,980	31,980	31,980
Treasury shares	8,651	65,405	65,405
Total outstanding shares of potentially dilutive securities	40,631	97,385	97,385